Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease income—net investment in leases
Interest income		¥ 96,118	¥ 92,327	¥ 87,189
Other		4,207	3,849	2,500
Lease income – operating leases	[1]	641,185	624,444	535,490
Total lease income		¥ 741,510	¥ 720,620	¥ 625,179
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥20,960 million, ¥31,965 million and ¥20,689 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥32,481 million, ¥44,668 million and ¥49,426 million for fiscal 2024, 2025 and 2026, respectively.